DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

PBF Logistics LP (“PBFX” or the “Partnership”) is a Delaware limited partnership formed in February 2013. PBF Logistics GP LLC (“PBF GP” or “our general partner”) serves as the general partner of PBFX. PBF GP is wholly-owned by PBF Energy Company LLC (“PBF LLC”). PBF Energy Inc. (“PBF Energy”) is the sole managing member of PBF LLC and as of December 31, 2016 owned 96.5% of the total economic interest in PBF LLC. In addition, PBF LLC is the sole managing member of PBF Holding Company LLC (“PBF Holding”), a Delaware limited liability company and affiliate of PBFX. On May 14, 2014, PBFX completed its initial public offering (the “Offering”). As of December 31, 2016, PBF LLC held a 44.2% limited partner interest in PBFX and owns all of PBFX’s incentive distribution rights (“IDRs”), with the remaining 55.8% limited partner interest owned by public unit holders.

PBFX engages in the receiving, handling, storage and transferring of crude oil, refined products, natural gas and intermediates. The Partnership does not take ownership of or receive any payments based on the value of the crude oil, products, natural gas or intermediates that it handles and does not engage in the trading of any commodities. PBFX’s assets are integral to the operations of PBF Holding’s refineries located in Toledo, Ohio, Delaware City, Delaware, Paulsboro, New Jersey and Torrance, California.

Acquisitions

On February 28, 2017, the Partnership’s wholly-owned subsidiary, PBFX Operating Company LP (“PBFX Op Co”), acquired from PBF LLC all the issued and outstanding limited liability company interests of Paulsboro Natural Gas Pipeline Company LLC (“PNGPC”) for an aggregate purchase price of $11,600 (the “PNGPC Acquisition”). PNGPC owns and operates an existing interstate natural gas pipeline which serves PBF Holding’s Paulsboro Refinery (the “Paulsboro Natural Gas Pipeline”). PBFX Op Co is currently in the process of constructing a new pipeline to replace the existing pipeline. This acquisition is accounted for as a transfer of assets between entities under common control under U.S. generally accepted accounting principles (“GAAP”). The financial information contained herein of PBFX has been retrospectively adjusted to include the historical results of PNGPC as if it was owned by the Partnership for all periods presented. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the PNGPC Acquisition.

On April 29, 2016, the Partnership’s wholly-owned subsidiary, PBF Logistics Products Terminals LLC (“PLPT”), purchased four refined product terminals (the “East Coast Terminals”), from an affiliate of Plains All American Pipeline, L.P. (the “Plains Asset Purchase”) for an aggregate purchase price of $100,000, less working capital adjustments. This acquisition was accounted for as a business combination under U.S. GAAP. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the Plains Asset Purchase.

On August 31, 2016, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired a 50% controlling equity interest in Torrance Valley Pipeline Company LLC (“TVPC”), from PBF LLC, for an aggregate purchase price of $175,000 (the “TVPC Acquisition”). TVPC owns the San Joaquin Valley Pipeline system (the “Torrance Valley Pipeline”), which supports PBF Holding’s Torrance Refinery. The Torrance Valley Pipeline consists of the M55, M1 and M70 pipeline systems, including pipeline stations with storage capacity and truck unloading capability. This acquisition is accounted for as a transfer of assets between entities under common control under U.S. GAAP. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the TVPC Acquisition.

Equity Offerings

On April 5, 2016, PBFX completed a public offering of an aggregate of 2,875,000 common units, including 375,000 common units that were sold pursuant to the full exercise by the underwriter of its option to purchase additional common units, for net proceeds of $51,625, after deducting underwriting discounts and commissions and other offering expenses (the “April 2016 Offering”).

On August 17, 2016, PBFX completed a public offering of an aggregate of 4,000,000 common units, with an underwriter’s option to purchase an additional 600,000 common units, of which 375,000 units were subsequently purchased on September 14, 2016, for a total of 4,375,000 shares and total net proceeds of $86,753, after deducting underwriting discounts and commissions and other offering expenses (the “August 2016 Offering”). A portion of the proceeds from the August 2016 Offering were used to fund the TVPC Acquisition.

Subsequent to the Offering, the Acquisitions from PBF (as defined below) and the Plains Asset Purchase, the Partnership continues to generate a substantial majority of its revenue from transactions with PBF Holding.

Principles of Combination and Consolidation and Basis of Presentation

In connection with the Offering, PBF LLC contributed the assets, liabilities and results of operations of certain crude oil terminaling assets to the Partnership. The assets were owned and operated by PBF Holding’s subsidiaries, Delaware City Refining Company LLC (“DCR”) and Toledo Refining Company LLC (“TRC”), and were contributed to the Partnership in connection with the Offering. PBF Holding, together with its subsidiaries, owns and operates five oil refineries and related facilities in North America. PBF Energy, through its ownership in PBF LLC, controls all of the business affairs of PBFX and PBF Holding.

PBFX’s initial assets consisted of the Delaware City Rail Unloading Terminal (“DCR Rail Terminal”), which included a double loop track and ancillary pumping and unloading equipment, which was part of PBF Holding’s Delaware City, Delaware Refinery, and the Toledo Truck Unloading Terminal (“Toledo Truck Terminal”), which included lease automatic custody transfer (“LACT”) units, which was part of PBF Holding’s Toledo Refinery, which together with the DCR Rail Terminal, we refer to as the IPO Assets. In separate transactions in 2014 and 2015, the Partnership acquired the Delaware City West Heavy Unloading Rack (the “DCR West Rack”), a heavy crude oil rail unloading facility at the Delaware City Refinery, a tank farm and related facilities located at PBF Energy’s Toledo Refinery (the “Toledo Storage Facility”), a products pipeline and related facilities located at PBF Energy’s Delaware City Refinery (the “Delaware City Products Pipeline”) and a truck rack and related facilities located at PBF Energy’s Delaware City Refinery (the “Delaware City Truck Rack”). The Delaware City Products Pipeline and Delaware City Truck Rack are collectively referred to as the “Delaware City Products Pipeline and Truck Rack”. On August 31, 2016, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC 50% of the issued and outstanding limited liability company interests of TVPC. TVPC owns the Torrance Valley Pipeline, which supports PBF Holding’s Torrance Refinery. On February 28, 2017, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC all of the issued and outstanding limited liability company interests of PNGPC. PNGPC owns and operates the Paulsboro Natural Gas Pipeline, which supports PBF Holding’s Paulsboro Refinery.

The transactions entered into after the Offering are collectively referred to as “Acquisitions from PBF.” Subsequent to the Acquisitions from PBF, the DCR Rail Terminal, Toledo Truck Terminal, DCR West Rack, Toledo Storage Facility, the Delaware Products Pipeline and Truck Rack, the Torrance Valley Pipeline and the Paulsboro Natural Gas Pipeline are collectively referred to as the “Contributed Assets.”

The financial statements presented in this Annual Report on Form 10-K include the consolidated financial results of PBF MLP Predecessor (the “Predecessor”), PBFX’s predecessor for accounting purposes, for periods presented through May 13, 2014, and the consolidated financial results of PBFX for the period beginning May 14, 2014, the closing date of the Offering. The balance sheet as of December 31, 2016 and 2015, presents the combined financial position of PBFX and Paulsboro Natural Gas Pipeline. PBFX recorded the DCR West Rack Acquisition (as defined in Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements), the Toledo Storage Facility Acquisition (as defined in Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements), the Delaware City Products Pipeline and Truck Rack Acquisition (as defined in Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements), the TVPC Acquisition and the PNGPC Acquisition at PBF Energy’s historical book value, as the acquisitions were treated as a reorganization of entities under common control. We have retrospectively adjusted the financial information of the Predecessor and PBFX contained herein to include the historical results of the Contributed Assets prior to the effective date of each transaction. The financial statements of our Predecessor and the Contributed Assets have been prepared from the separate records maintained by subsidiaries of PBF Energy and may not necessarily be indicative of the conditions that would have existed or the results of operations if they were operated as an unaffiliated company. Portions of certain expenses represent allocations made from corporate expenses applicable to PBF Energy as a whole. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion. The Consolidated Balance Sheet as of December 31, 2016 also includes an immaterial adjustment to equity to reflect the impact of acceleration of vesting of certain prior year phantom unit awards.